Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Expense by nature [line Items]
Cost of good sold	$ 0	$ 0	[1]	$ 0	$ 0	[2]
Royalty expenses	(55)	(329)	[1]	(389)	(714)	[2]
Cost of revenue	(55)	(329)	[1],[3]	(389)	(714)	[2],[4]
Total research and development expenses	(22,144)	(25,630)	[3]	(43,225)	(52,231)	[4]
Total selling, general and administrative expenses	(3,950)	(4,830)	[3]	(8,914)	(10,893)	[4]
Other operating income (expenses)	490	753	[1],[3]	(83)	774	[2],[4]
Research and Development Expenses [member]
Expense by nature [line Items]
Wages and salaries	(8,463)	(10,003)	[1]	(17,520)	(21,161)	[2]
Social charges on free shares and stock option grants	(47)	39	[1]	(181)	32	[2]
Non-cash stock based compensation expense	(1,186)	(1,454)	[1]	(2,289)	(3,134)	[2]
Personnel expenses	(9,696)	(11,419)	[1]	(19,990)	(24,263)	[2]
Purchases and external expenses	(8,352)	(9,847)	[1]	(15,009)	(19,113)	[2]
Other	(4,097)	(4,364)	[1]	(8,227)	(8,854)	[2]
Total research and development expenses	(22,144)	(25,630)	[1]	(43,225)	(52,231)	[2]
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	(1,480)	(1,593)	[1]	(2,983)	(3,226)	[2]
Social charges on free shares and stock option grants	(7)	7	[1]	(81)	(39)	[2]
Non-cash stock based compensation expense	(460)	(557)	[1]	(977)	(1,193)	[2]
Personnel expenses	(1,947)	(2,142)	[1]	(4,041)	(4,458)	[2]
Purchases and external expenses	(1,284)	(2,019)	[1]	(3,426)	(5,034)	[2]
Other	(719)	(669)	[1]	(1,447)	(1,400)	[2]
Total selling, general and administrative expenses	(3,950)	(4,830)	[1]	(8,914)	(10,893)	[2]
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(9,943)	(11,596)	[1]	(20,503)	(24,387)	[2]
Social charges on free shares and stock option grants	(54)	46	[1]	(263)	(8)	[2]
Non-cash stock based compensation expense	(1,646)	(2,011)	[1]	(3,265)	(4,327)	[2]
Personnel expenses	$ (11,643)	$ (13,561)	[1]	$ (24,031)	$ (28,722)	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)